Significant Accounting Policies - Disclosure of Estimated Useful Lives for Intangible Asset (Detail)	12 Months Ended
Dec. 31, 2019
Indefeasible right of use [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	15 years
Bottom of range [member] | Transmission line software [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	5 years
Bottom of range [member] | Central betting system operating right [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	7 years
Bottom of range [member] | Customer base [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	2 years
Bottom of range [member] | Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	9 years
Bottom of range [member] | Telecommunication licenses [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	3 years
Bottom of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	3 years
Top of range [member] | Transmission line software [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	10 years
Top of range [member] | Central betting system operating right [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	10 years
Top of range [member] | Customer base [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	15 years
Top of range [member] | Brand name [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	10 years
Top of range [member] | Telecommunication licenses [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	25 years
Top of range [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets	8 years